Securities (Schedule of Investments' Gross Unrealized Losses and Fair Value Aggregated by Security Type and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
US Treasury Securities [Member]
Schedule of Investments [Line Items]
12 Months or More, Fair Value		$ 1,998
12 Months or More, Unrealized Losses		(3)
Total, Fair Value		1,998
Total, Unrealized Losses		(3)
States and Political Subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	$ 19,140	17,310
Less than 12 Months, Unrealized Losses	(390)	(228)
12 Months or More, Fair Value	56,740	44,948
12 Months or More, Unrealized Losses	(1,600)	(829)
Total, Fair Value	75,880	62,258
Total, Unrealized Losses	(1,990)	(1,057)
Corporate Obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	2,045
Less than 12 Months, Unrealized Losses	(21)
12 Months or More, Fair Value	6,595	6,859
12 Months or More, Unrealized Losses	(235)	(95)
Total, Fair Value	8,640	6,859
Total, Unrealized Losses	(256)	(95)
Mortgage-backed Securities-Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	8,444	22,250
Less than 12 Months, Unrealized Losses	(22)	(320)
12 Months or More, Fair Value	122,950	125,846
12 Months or More, Unrealized Losses	(5,176)	(3,942)
Total, Fair Value	131,394	148,096
Total, Unrealized Losses	(5,198)	(4,262)
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	29,629	39,560
Less than 12 Months, Unrealized Losses	(433)	(548)
12 Months or More, Fair Value	186,285	179,651
12 Months or More, Unrealized Losses	(7,011)	(4,869)
Total, Fair Value	215,914	219,211
Total, Unrealized Losses	$ (7,444)	$ (5,417)